Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000133805_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%
C000133805_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000133805_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.45%
C000133805_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000133805_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%
C000133805_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.46%
C000133805_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%
C000133805_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%
C000133805_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.09%